Investments in fund	12 Months Ended
Jun. 30, 2026
Investments, Debt and Equity Securities [Abstract]
Investments in fund

5.	Investments in fund

The investment is redeemable at net asset value at any time and is not subject to redemption restrictions, lock-up periods, or other limitations. The investments in fund being held as of June 30, 2026 and 2025 were valued at $7,930,000 and nil, respectively. The following tables classify the Company’s assets measured at fair value on a recurring basis into the fair value hierarchy:

The table below summarizes the investments in fund shown on the Company’s consolidated balance sheets as of June 30, 2026:

Investments in fund	Cost Basis	Carrying Value	Unrealized gain (loss) on investments in fund
Fund	$7,969,910	$7,930,000	$(39,910)
Total	$7,969,910	$7,930,000	$(39,910)

GMEX ROBOTICS CORPORATION

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS